Form N-23C-1

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.


STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING JANUARY 31, 1998


CORPORATE RENAISSANCE GROUP, INC.

Date       Identification   Number    Price    Approximate Asset       Name of
of         of Security      of        Per      Value or Approximate    Seller or
Each                        Shares    Share    Asset Coverage Per      of
Trans-                                         Share at Time of        Seller's
action                                         Purchase                Broker
________________________________________________________________________________

1/27/98   Common Stock     10,000    5.875          8.39              Herzog,
                                                                      Heine,
                                                                      Geduld


REMARKS:  None



CORPORATE RENAISSANCE GROUP, INC.


/s/ Martin E. Winter
______________________________________
Martin E. Winter
Secretary and Treasurer

Date of Statement:  February 4, 1998